Related Parties	12 Months Ended
Mar. 31, 2025
Disclosure Of Related Party [Abstract]
Related Parties
37)
RELATED PARTIES

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Aditya Tim Guleri
Key management personnel	James Jianzhang Liang#
Key management personnel	Paul Laurence Halpin#
Key management personnel	Jane Jie Sun#
Key management personnel	Xing Xiong#
Key management personnel	May Yihong Wu (from May 15, 2024)
Key management personnel	Moshe Rafiah# (from May 15, 2024)
Key management personnel	Hashim Joomye (from May 14, 2025)
Key management personnel	Cindy Xiaofan Wang# (up to May 15, 2024)
Key management personnel	Xiangrong Li (up to May 15, 2024)
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited (up to May 14, 2025)
Entity having significant influence over the Company and its subsidiaries	Trip.com Group Limited and its subsidiaries
Equity-accounted investee	Saaranya Hospitality Technologies Private Limited
Equity-accounted investee	PasajeBus SpA
Equity-accounted investee	Savaari Car Rentals Private Limited (from December 1, 2023 to January 17, 2024) (refer note 7 (d))
Equity-accounted investee	Simplotel Technologies Private Limited (up to September 28, 2022) (refer note 8 (a))

# nominees of Trip.com Group, Limited (Trip.com)

(A)
Key management personnel:

Key management personnel compensation comprised:

	For the year ended March 31
Transactions	2023	2024	2025
Short-term employee benefits	1,997	1,937	1,878
Post-employment benefits	88	129	80
Other long-term benefits	14	10	6
Share based payment	12,015	11,425	8,130
Legal and professional	84	84	152
Total	14,198	13,585	10,246

	As at March 31
Balance Outstanding	2024	2025
Employee related payables	589	608
Accrued expenses	75	107

(B)
Entity providing key management personnel services:

	For the year ended March 31
Transactions	2023	2024	2025
Key management personnel services	7	7	8
Consultancy services	20	25	59

(C)
Entity having significant influence over the Company and its subsidiaries:

	For the year ended March 31
Transactions	2023	2024	2025
Sale of air ticketing^	768	1,538	4,899
Purchase of air ticketing^	40,954	96,996	78,372
Sale of hotels and packages^	5,192	3,005	14,758
Purchase of hotels and packages^	14,575	16,595	31,401
Commission received	100	51	287
Commission paid	673	402	1,530
Marketing alliances	50	180	1,736
Other operating expenses	4,572	5,268	7,560
Advance given	—	—	596
Advance given received back	—	—	596

^ represents gross amount booked/charged for the air ticketing and hotels and packages transactions.

	As at March 31
Balance Outstanding	2024	2025
Trade and other receivables	344	2,762
Trade payables	6,611	5,965
Advance to suppliers	179	171

(D)
Equity-accounted investees:

a)
Saaranya Hospitality Technologies Private Limited

	For the year ended March 31
Transactions	2023	2024	2025
Repayment of loan given	—	24	24
Interest income	4	2	2

	As at March 31
Balance Outstanding	2024	2025
Receivable from related party	24	—
Interest accrued	*	—

* less than 1

b)
PasajeBus SpA

	For the year ended March 31
Transactions	2023	2024	2025
Ancillary services	168	150	—

	As at March 31
Balance Outstanding	2024	2025
Trade and other receivables	20	19

c)
Savaari Car Rentals Private Limited

	For the year ended March 31
Transactions	2023	2024	2025

Other travel services - purchase for car bookings^	—	493	—
Commission received	—	43	—

^represents gross amount booked/charged for the car bookings

(E)
Terms and conditions

All outstanding balances with these related parties are to be settled in cash. None of the balances are secured. No expense has been recognised in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.